INCOME TAXES - Schedule of effective income tax rate (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Statutory Federal Tax	21.00%	21.00%	21.00%	21.00%
Business combination costs			(1.80%)
Loss on Forward Purchase Agreement liability			(23.30%)	(16.50%)
Change in valuation allowance			(2.40%)	(11.30%)
Effective Tax Rate	(2.40%)	(57.80%)	(6.50%)	(6.80%)